Fair Values Assumption of Unit Option Grants (Detail)	12 Months Ended
Dec. 31, 2009 Year
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5
Unit Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility (in hundredths)	30.59%
Expected distributions, minimum (in hundredths)	15.80%
Expected distributions, maximum (in hundredths)	16.79%
Risk free interest rate, minimum (in hundredths)	1.24%
Risk free interest rate, maximum (in hundredths)	1.91%